INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	$ 769	$ 646
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	157,279	150,155
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	42,315	40,087
Before Offset Amount | Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	769	646
Before Offset Amount | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	37,557	$ 35,888
Basque country in Spain, Luxembourg, Mexico, Poland and Switzerland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	27,064
Tax losses for which deferred tax asset recognised	1,356
Unused tax losses for which no deferred tax asset recognised	25,708
Brazil, France, Germany, Luxembourg and Spain | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	130,200
Tax losses for which deferred tax asset recognised	41,000
Unused tax losses for which no deferred tax asset recognised	89,300
Basque Country in Spain and Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	517
Tax credits for which deferred tax asset recognised	106
Unused tax credits for which no deferred tax asset recognised	411
Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	252
Tax credits for which deferred tax asset recognised	201
Unused tax credits for which no deferred tax asset recognised	$ 51